ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses And Other Current Liabilities
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table presents the balances of payroll and welfare payables and accrued expenses as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Payroll and welfare payables	798,023	1,229,231	157,595
Accrued expenses	40,788	1,709,356	219,149
	838,811	2,938,587	376,744